Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consisted of the following as of December 31, 2025 and 2024 (in thousands):

	2025	2024
Payroll and related benefits	$2,805	$2,063
Accrued expenses	6,124	4,443
Warranty liability	707	843
Other	565	853

Total accrued liabilities and other current liabilities	$10,201	$8,202